Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10. Commitments and Contingencies

a. Commitments

The Company leases certain of its facilities under non-cancellable operating leases, which expire through 2023.

Future minimum annual lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2017 are as follows:

Minimum future
operating lease payments
Year ending December 31,	(U.S. $ in thousands)
2018	$9,243
2019	6,941
2020	5,800
2021	4,178
2022	2,314
Thereafter	797
29,273

Rent expense for the years ended December 31, 2017, 2016 and 2015 was approximately $10.0 million, $14.0 million and $14.3 million, respectively.

b. Contingencies

Claims Related to Company Equity

On March 4, 2013, five current or former minority shareholders (two of whom were former directors) of the Company filed two lawsuits against the Company in an Israeli central district court. The lawsuits demanded that the Company amend its capitalization table such that certain share issuances prior to the Stratasys-Objet merger to certain of Objet’s shareholders named as defendants would be cancelled, with a consequent issuance of additional shares to the plaintiffs to account for the subsequent dilution to which they have been subject. The lawsuits also named as defendants Elchanan Jaglom, Chairman of the Company’s board of directors, in one of the lawsuits, Ilan Levin, the Company’s Chief Executive Officer and director, various shareholders of the Company who were also shareholders of Objet, and David Reis, a director.

The Company filed its statements of defense in May 2013 denying the plaintiffs’ claims. In 2015, the court dismissed the lawsuit of one of the former directors due to lack of cause. In February 2017, the parties reached an agreement pursuant to which all claims were settled at no material cost to the Company. Notice of the settlement was provided and the suits were subsequently dismissed.

Securities Law Class Actions

On February 5, 2015, a lawsuit styled as a class action was commenced in the United States District Court for the District of Minnesota, naming the Company and certain of the Company’s officers as defendants. Similar actions were filed on February 9 and 20, 2015 in the Southern District of New York and the Eastern District of New York, respectively. The lawsuits allege violations of the Securities Exchange Act of 1934 in connection with allegedly false and misleading statements concerning the Company’s business and prospects. The plaintiffs seek damages and awards of reasonable costs and expenses, including attorneys’ fees.

On April 15, 2015, the cases were consolidated for all purposes, and on April 24, 2015, the Court entered an order appointing lead plaintiffs and approving their selection of lead counsel for the putative class. On July 1, 2015, lead plaintiffs filed their consolidated complaint. On August 31, 2015, the defendants moved to dismiss the consolidated complaint for failure to state a claim. The Court heard the motion on December 11, 2015. On June 30, 2016, the Court granted defendants’ motion to dismiss with prejudice and entered judgment in favor of defendants. On July 29, 2016, lead plaintiffs filed a notice of appeal to the United States Court of Appeals for the Eighth Circuit from the Court’s judgment. On September 22, 2016, lead plaintiffs filed the opening initial brief in support of their appeal. On October 24, 2016, defendants filed their answering brief to the appeal. On November 18, 2016, lead plaintiffs filed their reply brief in support of the appeal. Oral arguments for appeal were held on March 9, 2017. On July 25, 2017, the Eighth Circuit entered an order and judgment affirming the Court’s dismissal with prejudice.

Patent Law-Based Claim

On November 23, 2017, a former employee, whose employment had been terminated by the Company in 2008 and who had previously unsuccessfully filed a suit against the Company, brought an additional proceeding against the Company under Section 134 of the Israeli Patent Law seeking compensation and royalties for service inventions he invented while he served as an employee of the Company. In this new proceeding, the former employee claims to be entitled to receive royalties in an amount equal to: (a) 20% of the benefits, revenues and /or savings generated by the Company in the past and in the future, including the rise in the value of the Company, as determined in the merger with Stratasys Inc., which took place in December 2012; (b) 20% of the gross profit generated by the Company in the past and 9% of the gross profit produced and that will be produced by the Company; (c) 20% of the gross profit generated by the Company in the past and the relative share of the former Objet entity of the Company in the total gross profit produced and that will be produced by the Company; or (d) 20% of the value of the service inventions at issue. The former employee further sought an order of accounts. The Company rejects the claims that serve as a basis for the proceeding and intends to defend against them vigorously.

The Company is a party to various other legal proceedings, the outcome of which, in the opinion of management, will not have a significant adverse effect on the financial position or profitability of the Company.